RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

9.     RELATED PARTY TRANSACTIONS

The Company leases 5 distribution warehouses and retail stores from certain employees. The Company recorded rent expense related to these leases of $437 and $480 for the nine months ended September 30, 2021 and 2020, respectively. Rent expense related to these leases is included in related party expenses in the Company’s consolidated statements of operations and comprehensive income.

In connection with the execution of the New Credit Agreement, Kanders & Company, Inc., a company controlled by Warren Kanders, our Chief Executive Officer, received compensation from Cadre of $1,000.

16.    RELATED PARTY TRANSACTIONS

The Company leases 5 distribution warehouses and retail stores from an employee. During the years ended December 31, 2020 and 2019 the Company made payments and recorded rent expense related to these leases of $635 and $646 respectively which are included in related party expense in the Company’s consolidated statements of operations and comprehensive income (loss). The Company recorded balances of $42 as of December 31, 2020 and 2019, which is recorded in prepaid expenses in the Company’s consolidated balance sheets.